Debt (Details) - Schedule of Debt - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Debt [Line Items]
Notes payable	$ 1,503	$ 1,286
SAFEs		1,512	1,983
Convertible notes			625
Total debt	4,952	6,591	6,301
Less: Amounts classified as current	(4,952)	(6,591)	(5,676)
Noncurrent portion			625
Related Party [Member]
Schedule of Debt [Line Items]
Notes payable – related parties	$ 3,449	3,793	3,693
Related Party [Member] | 7% Promissory notes [Member]
Schedule of Debt [Line Items]
Notes payable – related parties		3,349	3,349
Related Party [Member] | Promissory Notes-Related parties [Member]
Schedule of Debt [Line Items]
Notes payable – related parties		$ 444	$ 344